HAYNSWORTH SINKLER BOYD, P.A.
                         Attorneys and Counselors at Law
                    1201 Main Street, 22nd Floor (29201-3226)
                       Post Office Box 11889 (29211-1889)
                            Columbia, South Carolina
                             Telephone 803.779.3080
                             Facsimile 803.765.1243
                           website www.hsblawfirm.com

                                                             George S. King, Jr.
                                               Direct Dial Number (803) 540-7818
                                                      Email gking@hsblawfirm.com

                                December 1, 2008

VIA EDGAR

Jessica Livingston, Esquire
Senior Counsel
Division of Corporation Finance
United States Securities and Exchange Commission
Mail Stop 4561
Washington, D.C.  20549

                Re:  GrandSouth Bancorporation
                     Preliminary Proxy filed October 30, 2008
                     File No. 000-31937

Dear Ms. Livingston:

     We are filing a Definitive Proxy Statement herewith. After filing a revised Preliminary Proxy Statement on November 10, 2008, we received oral comments from the staff regarding pro forma financial information in connection with Comment 12 of your letter to Mr. Earnest dated November 7, 2008. That comment and the company's response thereto is reproduced below.


12. If you expect the proceeds of the sale of securities to the Treasury Department to have a material impact on your financial statements, you may provide a discussion of the pro forma effect rather than pro forma financial statements. In your discussion, please address the impact of both the minimum and maximum estimated proceeds.

     Response: The requested disclosure, including pro forma financial information, has been provided under the caption "Description of Capital Stock and Capital Purchase Program - Impact of Participation in the Capital Purchase Program - Capital, and - Pro Forma Impact of Senior Preferred Stock" beginning on page 14 of the Proxy Statement.

     Thank you and the other members of the staff for your assistance.

                             Very truly yours,

                             s/George S. King, Jr.
                             ---------------------------
                             George S. King, Jr.